EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CHINA
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contributions to defined contribution plans	¥ 51,107	$ 8,020	¥ 28,228	¥ 22,868
Singapore.
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contributions to defined contribution plans	¥ 0		¥ 106	¥ 290